Allowance for Losses on Loans Impaired Loans Based on Loan Types (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 476,822		$ 489,826
Unpaid Principal Balance	514,726		504,818
Related Allowance	65,424	[1]	69,220	[1]
Average Recorded Investment	392,675		431,888
Amount of related allowance included in specific reserves	41,912		65,002
Amount of related allowance included in general reserves	23,512		4,218
Residential Portfolio Segment [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,597		3,385
Unpaid Principal Balance	9,575		3,385
Related Allowance	0		0
Average Recorded Investment	5,935		1,614
Construction, Speculative [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,286		21,563
Unpaid Principal Balance	11,026		24,971
Related Allowance	0		0
Average Recorded Investment	7,374		17,085
Construction, Custom [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land, Acquisition and Development [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	22,436		24,011
Unpaid Principal Balance	50,970		35,594
Related Allowance	0		0
Average Recorded Investment	28,168		38,957
Land, Consumer Lot Loans [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Multi Family Housing [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,233		8,934
Unpaid Principal Balance	4,508		8,934
Related Allowance	0		0
Average Recorded Investment	4,058		2,403
Commercial Real Estate Portfolio Segment [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,462		10,607
Unpaid Principal Balance	3,963		10,607
Related Allowance	0		0
Average Recorded Investment	2,141		3,332
Commercial and Industrial Loans [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		3,632
Unpaid Principal Balance	0		3,632
Related Allowance	0		0
Average Recorded Investment	0		953
Home Equity Line of Credit [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Consumer Portfolio Segment [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	43,014		72,132
Unpaid Principal Balance	80,042		87,123
Related Allowance	0		0
Average Recorded Investment	47,676		64,344
Residential Portfolio Segment [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	331,546		241,683
Unpaid Principal Balance	331,546		241,684
Related Allowance	29,378		10,321
Average Recorded Investment	261,736		214,799
Construction, Speculative [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	29,255		45,754
Unpaid Principal Balance	29,255		45,754
Related Allowance	6,859		10,554
Average Recorded Investment	26,385		37,991
Construction, Custom [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land, Acquisition and Development [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	49,036		116,428
Unpaid Principal Balance	49,912		116,428
Related Allowance	22,230		42,341
Average Recorded Investment	41,006		108,251
Land, Consumer Lot Loans [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	352		0
Unpaid Principal Balance	352		0
Related Allowance	1,135		1,773
Average Recorded Investment	110		0
Multi Family Housing [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,149		7,783
Unpaid Principal Balance	17,149		7,783
Related Allowance	4,180		2,560
Average Recorded Investment	12,380		4,793
Commercial Real Estate Portfolio Segment [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,429		5,216
Unpaid Principal Balance	6,429		5,216
Related Allowance	1,601		852
Average Recorded Investment	3,351		1,480
Commercial and Industrial Loans [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	41		830
Unpaid Principal Balance	41		830
Related Allowance	41		819
Average Recorded Investment	31		230
Home Equity Line of Credit [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Consumer Portfolio Segment [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	433,808		417,694
Unpaid Principal Balance	434,684		417,695
Related Allowance	65,424	[1]	69,220	[1]
Average Recorded Investment	344,999		367,544
Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	337,143		245,068
Unpaid Principal Balance	341,121		245,069
Related Allowance	29,378		10,321
Average Recorded Investment	267,671		216,413
Construction, Speculative [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	37,541		67,317
Unpaid Principal Balance	40,281		70,725
Related Allowance	6,859		10,554
Average Recorded Investment	33,759		55,076
Construction, Custom [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land, Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	71,472		140,439
Unpaid Principal Balance	100,882		152,022
Related Allowance	22,230		42,341
Average Recorded Investment	69,174		147,208
Land, Consumer Lot Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	352		0
Unpaid Principal Balance	352		0
Related Allowance	1,135		1,773
Average Recorded Investment	110		0
Multi Family Housing [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	20,382		16,717
Unpaid Principal Balance	21,657		16,717
Related Allowance	4,180		2,560
Average Recorded Investment	16,438		7,196
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,891		15,823
Unpaid Principal Balance	10,392		15,823
Related Allowance	1,601		852
Average Recorded Investment	5,492		4,812
Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	41		4,462
Unpaid Principal Balance	41		4,462
Related Allowance	41		819
Average Recorded Investment	31		1,183
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	$ 0		$ 0

[1]	Includes $41,912,000 of specific reserves and $23,512,000 included in the general reserves